UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        January 24, 2007
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      85
Form 13F Information Table Value Total:      $126814
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1568    20115 SH       SOLE                                      20115
Abbott Laboratories            COM              002824100      821    16850 SH       SOLE                                      16850
Adobe Systems Inc              COM              00724F101     3072    74704 SH       SOLE                                      74704
Aflac                          COM              001055102     1984    43129 SH       SOLE                                      43129
Ametek Inc                     COM              031100100      327    10280 SH       SOLE                                      10280
Amgen Inc.                     COM              031162100     2431    35594 SH       SOLE                                      35594
Apache Corporation             COM              037411105     1237    18593 SH       SOLE                                      18593
Aptargroup Inc                 COM              038336103      339     5748 SH       SOLE                                       5748
Automatic Data Proc            COM              053015103     1650    33493 SH       SOLE                                      33493
BP PLC Spons Adr               COM              055622104     1831    27286 SH       SOLE                                      27286
BankAmerica Corp               COM              060505104     1744    32669 SH       SOLE                                      32669
Becton Dickinson & Co          COM              075887109     1481    21110 SH       SOLE                                      21110
Bed Bath & Beyond              COM              075896100      830    21794 SH       SOLE                                      21794
C H Robinson Worldwide Inc New COM              12541W209      782    19126 SH       SOLE                                      19126
Canon Inc. Adr                 COM              138006309     2465    43565 SH       SOLE                                      43565
Cincinnati Finl Corp           COM              172062101      726    16025 SH       SOLE                                      16025
Clarcor Inc                    COM              179895107     1250    36970 SH       SOLE                                      36970
Cognizant Tech                 COM              192446102      828    10730 SH       SOLE                                      10730
Danaher Corp                   COM              235851102     1630    22508 SH       SOLE                                      22508
Dentsply Intl                  COM              249030107      866    29025 SH       SOLE                                      29025
Dover Corp                     COM              260003108      441     9000 SH       SOLE                                       9000
Eaton Vance                    COM              278265103      526    15948 SH       SOLE                                      15948
Ecolab                         COM              278865100     2524    55846 SH       SOLE                                      55846
Emerson Electric Co            COM              291011104     3167    71822 SH       SOLE                                      71822
Expeditors Int'l Wash          COM              302130109     2386    58913 SH       SOLE                                      58913
Exxon Mobil Corp               COM              30231G102     3875    50567 SH       SOLE                                      50567
FPL Group                      COM              302571104      272     4999 SH       SOLE                                       4999
Fair Isaac & Co.               COM              303250104     1552    38179 SH       SOLE                                      38179
Fastenal Co                    COM              311900104     1865    51968 SH       SOLE                                      51968
Fiserv Inc.                    COM              337738108     2889    55116 SH       SOLE                                      55116
Florida Rock Industries        COM              341140101      320     7424 SH       SOLE                                       7424
Franklin Elec                  COM              353514102      525    10214 SH       SOLE                                      10214
Garmin Ltd                     COM              G37260109      999    17948 SH       SOLE                                      17948
General Electric Co            COM              369604103      706    18975 SH       SOLE                                      18975
Graco Inc                      COM              384109104     1686    42544 SH       SOLE                                      42544
Grainger (WW) Inc              COM              384802104     1659    23715 SH       SOLE                                      23715
Home Depot                     COM              437076102      912    22714 SH       SOLE                                      22714
Idexx Labs                     COM              45168D104     1626    20511 SH       SOLE                                      20511
Illinois Tool Works            COM              452308109     2827    61203 SH       SOLE                                      61203
Infosys Tech Adr               COM              456788108      816    14963 SH       SOLE                                      14963
Johnson & Johnson              COM              478160104     4211    63787 SH       SOLE                                      63787
Johnson Controls               COM              478366107     2231    25971 SH       SOLE                                      25971
Kimco Realty Corp              COM              49446R109     1779    39567 SH       SOLE                                      39567
Linear Technology Corp         COM              535678106      412    13589 SH       SOLE                                      13589
Lowes Cos Inc                  COM              548661107     2218    71193 SH       SOLE                                      71193
Marshall & Ilsley Corp         COM              571834100     2105    43759 SH       SOLE                                      43759
McCormick & Co                 COM              579780206     1925    49912 SH       SOLE                                      49912
McGraw-Hill Inc                COM              580645109     2727    40093 SH       SOLE                                      40093
Medtronic Inc                  COM              585055106      521     9732 SH       SOLE                                       9732
Microchip Technology           COM              595017104      817    24986 SH       SOLE                                      24986
Microsoft Corp                 COM              594918104     1382    46277 SH       SOLE                                      46277
Moody's Corp                   COM              615369105      226     3266 SH       SOLE                                       3266
O'Reilly Automotive            COM              686091109     1085    33837 SH       SOLE                                      33837
Omnicom Group                  COM              681919106     2965    28358 SH       SOLE                                      28358
Patterson Companies, Inc.      COM              703395103      409    11528 SH       SOLE                                      11528
Paychex Inc                    COM              704326107     1965    49706 SH       SOLE                                      49706
Praxair Inc                    COM              74005P104     1630    27471 SH       SOLE                                      27471
Procter & Gamble Co            COM              742718109     2919    45418 SH       SOLE                                      45418
Prologis Tr                    COM              743410102      923    15189 SH       SOLE                                      15189
Public Storage Inc Com         COM              74460D109      410     4204 SH       SOLE                                       4204
Qualcomm Inc                   COM              747525103     1486    39319 SH       SOLE                                      39319
RPM Inc                        COM              749685103      330    15786 SH       SOLE                                      15786
Resmed Inc                     COM              761152107     1632    33156 SH       SOLE                                      33156
Roper Inds Inc New Com         COM              776696106      772    15375 SH       SOLE                                      15375
SLM Corp                       COM              78442P106     1791    36714 SH       SOLE                                      36714
Sigma-Aldrich Corp             COM              826552101     3481    44783 SH       SOLE                                      44783
Staples Inc                    COM              855030102     3116   116715 SH       SOLE                                     116715
Starbucks Corp                 COM              855244109     1978    55836 SH       SOLE                                      55836
Stericycle Inc                 COM              858912108     1327    17581 SH       SOLE                                      17581
Stryker Corp                   COM              863667101     2933    53217 SH       SOLE                                      53217
SunTrust Banks Inc             COM              867914103     1372    16250 SH       SOLE                                      16250
Toro Co                        COM              891092108      974    20881 SH       SOLE                                      20881
Trimble Navigation Ltd         COM              896239100      573    11304 SH       SOLE                                      11304
United Technologies            COM              913017109     2839    45416 SH       SOLE                                      45416
Valspar Corp                   COM              920355104     1772    64106 SH       SOLE                                      64106
Varian Med Systems             COM              92220P105     1054    22167 SH       SOLE                                      22167
Vornado Realty Trust           COM              929042109      420     3459 SH       SOLE                                       3459
WGL Holdings Inc.              COM              92924f106      251     7690 SH       SOLE                                       7690
Walgreen Co                    COM              931422109     3107    67707 SH       SOLE                                      67707
Weingarten Rlty Inv            COM              948741103      488    10591 SH       SOLE                                      10591
Whole Foods Market             COM              966837106     1061    22599 SH       SOLE                                      22599
Wrigley (Wm) Jr.               COM              982526105      364     7039 SH       SOLE                                       7039
Zimmer Holdings Inc            COM              98956P102      825    10524 SH       SOLE                                      10524
Dodge & Cox Stock                               256219106      364 2374.567 SH       SOLE                                   2374.567
Harbor Intl Fund                                411511306      209 3365.114 SH       SOLE                                   3365.114